Provisions for legal proceedings, judicial deposits and contingent liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	$ 3,125	$ 3,305	$ 3,529	$ 3,010
Labor Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Total	731	806
Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	460	544
Civil Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Total	1,628	1,614
Civil Related Environmental Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Total	$ 306	$ 341